RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The Company had the following significant related party transactions for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023 $	2024 $	2025 $

Services provided by:
- Investee(1)	11,327	57,176	73,108

Services provided to:
- Investee(1)	8,624	32,362	15,318

Donations made to affiliate(2)	–	–	7,783

The Company had the following significant related party balances as of December 31, 2024 and 2025:
	As of December 31,
	2024 $	2025 $

Amounts due from:
- Investee	406,235	475,211

Amounts due to:
- Investee	254,704	273,078

(1)
In October 2023, the Company deconsolidated a subsidiary. The Company retained significant influence and the retained investment is accounted for using the equity method. Accordingly, the investee continues to be considered as a related party of the Company. Gain on deconsolidation is not material to the consolidated financial statements.

(2)	Forrest Li was elected as President of the association in 2025. Accordingly, the association is considered as a related party of the Company.